Other operating income expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recoverable cash advances
Initial measurement and re-measurement	€ 324,000	€ 247,000
Total Other Operating Income	544,000	283,000	€ 265,000
Other operating income expense
Recoverable cash advances
Initial measurement and re-measurement	324,000	247,000	385,000
R&D incentives	1,376,000	86,000	645,000
Capitalization of R&D incentive	(1,005,000)	(123,000)	(615,000)
Other income/(expenses)	(151,000)	73,000	(150,000)
Total Other Operating Income	€ 544,000	€ 283,000	€ 265,000